                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                           CAPITAL APPRECIATION FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Capital Appreciation Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 5               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INVESTMENT ADVISER

 6               PORTFOLIO MANAGER

 6               PURCHASING AND SELLING FUND SHARES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CAPITAL APPRECIATION FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The mid size capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1996                     23.75%
1997                     36.54%
1998                     28.97%
1999                      8.73%
2000                      3.07%
2001                     -5.34%
2002                    -21.89%
2003                     18.45%
2004                      6.75%

      BEST QUARTER               WORST QUARTER
         22.64%                     -14.76%
       (12/31/98)                  (9/30/01)

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R) Index.

                       1 YEAR   5 YEARS   SINCE INCEPTION*
Capital Appreciation
Fund                    6.75%   (0.74%)        10.14%
S&P 500(R) Index+      10.87%   (2.30%)         9.97%

* The Fund's inception date is October 2, 1995. Index returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

CAPITAL APPRECIATION FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                      1.15%
Other Expenses                                                0.28%
                                                              -----
Total Annual Fund Operating Expenses                          1.43%*

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Capital Appreciation Fund                                      1.15%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 YEAR    3 YEARS    5 YEARS    10 YEARS
          $146      $452       $782       $1,713

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

INVESTMENT ADVISER



           6  PROSPECTUS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of 0.87%.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Robert J. Rhodes, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Rhodes joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the Fund since June 2000. He has more than 31 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      (This page intentionally left blank)

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Fund's 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Fund's 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
CAPITAL APPRECIATION FUND
                                 2004               $15.41               $ 0.03              $ 1.01            $ 1.04
                                 2003                13.01                (0.03)(a)            2.43(a)           2.40
                                 2002                17.48                (0.07)              (3.74)            (3.81)
                                 2001                20.02                (0.05)              (1.27)            (1.32)
                                 2000                20.27                 0.03                0.65              0.68


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
CAPITAL APPRECIATION FUND
                                      $(0.03)            $   --             $(0.03)
                                          --                 --                 --
                                          --              (0.66)             (0.66)
                                          --              (1.22)             (1.22)
                                       (0.03)             (0.90)             (0.93)

(a)  Amounts calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

Net Assets                  Net Assets,                           Ratio of Net      Ratio of Expenses to
  Value,                      End of         Ratio of Net      Investment Income     Average Net Assets    Portfolio
  End of        Total          Year          Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $16.42          6.75%       $54,862            1.15%                0.19%                 1.43%              79%
   15.41         18.45         59,367            1.15                (0.21)                 1.50               91
   13.01        (21.89)        56,718            1.15                (0.41)                 1.46               67
   17.48         (5.34)        86,499            1.15                (0.30)                 1.44               88
   20.02          3.07        101,964            1.15                 0.17                  1.38              105

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

FROM THE FUND'S WEBSITE: sticlassicfunds.com.

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                             GROWTH AND INCOME FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Growth and Income Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INVESTMENT ADVISER

 6               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

GROWTH AND INCOME FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with market
                                             capitalizations of at least $1.5 billion with attractive
                                             valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts ("ADRs") of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                          GROWTH AND INCOME FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

2000                      9.32%
2001                     -5.57%
2002                    -20.59%
2003                     26.49%
2004                     14.30%

      BEST QUARTER               WORST QUARTER
         14.73%                     -18.63%
        (6/30/03)                  (9/30/02)

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index.

                       1 YEAR    5 YEARS   SINCE INCEPTION*
Growth and Income
Fund                    14.30%    3.46%          3.45%
S&P 500(R)/Barra
Value Index+            15.71%    2.48%          2.48%
S&P 500(R)+             10.87%   -2.30%         -2.30%

* The Fund's inception date is December 30, 1999. Index returns provided from December 31, 1999.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence that lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

GROWTH AND INCOME FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.90%
Other Expenses                                                0.63%
                                                              -----
Total Annual Fund Operating Expenses                          1.53%
Fee Waivers and Expense Reimbursements                        -0.33%
                                                              -----
Net Expenses                                                  1.20%*

* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses until May 1, 2006 in order to keep total operating expenses from exceeding 1.20%. If at any point before May 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses of the Fund and the expense cap to recapture any of its prior reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on May 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
$122..   $ 451     $803      $1,795

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies

MORE INFORMATION ABOUT FUND INVESTMENTS



           6  PROSPECTUS

or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of 0.55%.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Jeffrey E. Markunas, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Markunas has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the FUND since it began operating in December 1999. He has more than 21 years of investment experience.

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      (This page intentionally left blank)

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Fund's 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Fund's 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
GROWTH AND INCOME FUND
                                 2004               $10.10               $ 0.09(a)           $ 1.35(a)         $ 1.44
                                 2003                 8.05                 0.08(a)             2.04(a)           2.12
                                 2002                10.21                 0.06               (2.16)            (2.10)
                                 2001                10.86                 0.04               (0.65)            (0.61)
                                 2000                10.00                 0.07                0.86              0.93


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
GROWTH AND INCOME FUND
                                      $(0.09)            $   --             $(0.09)
                                       (0.07)                --              (0.07)
                                       (0.06)                --              (0.06)
                                       (0.04)                --              (0.04)
                                       (0.07)                --              (0.07)

(a)  Amounts calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

Net Assets                  Net Assets,                           Ratio of Net      Ratio of Expenses to
  Value,                      End of         Ratio of Net      Investment Income     Average Net Assets    Portfolio
  End of        Total          Year          Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $11.45         14.30%       $11,444            1.18%                0.87%                 1.53%              44%
   10.10         26.49          9,198            1.20                 0.92                  2.20               22
    8.05        (20.59)         4,354            1.20                 0.68                  2.56               51
   10.21         (5.57)         4,278            1.20                 0.47                  3.22               27
   10.86          9.32          1,784            1.20                 0.69                  8.04               34

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

FROM THE FUND'S WEBSITE: sticlassicfunds.com.

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                           INTERNATIONAL EQUITY FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the International Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INVESTMENT ADVISER

 6               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERNATIONAL EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Foreign common stocks
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth
INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       INTERNATIONAL EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees, or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1997                     16.84%
1998                     10.80%
1999                      8.81%
2000                     -3.43%
2001                    -17.40%
2002                    -18.58%
2003                     37.31%
2004                     19.35%

      BEST QUARTER               WORST QUARTER
         18.84%                     -20.89%
        (6/30/03)                  (9/30/02)

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI(R) EAFE(R)") Index.

                       1 YEAR   5 YEARS   SINCE INCEPTION*
International Equity
Fund                   19.35%    1.25%          5.31%
MSCI(R) EAFE(R)
Index+                 20.25%   -1.13%          5.12%

* The Fund's inception date is November 7, 1996. Index returns provided from October 31, 1996.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 international and developed countries.

INTERNATIONAL EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                                    1.25%
Other Expenses                                                              2.64%
                                                                            -----
Total Annual Fund Operating Expenses                                        3.89%
Fee Waivers and Expense Reimbursements                                     -2.29%
                                                                            -----
Net Expenses                                                                1.60%*

* The expense information has been adjusted to reflect the Adviser's contractual agreement to waive fees and reimburse expenses until May 1, 2006 in order to keep total operating expenses from exceeding 1.60%. If at any point before May 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses of the Fund and the expense cap to recapture any of its prior reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1-year period and the first year of the 3-year, 5-year, and 10-year periods, as it will expire May 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
$ 163      $ 976     $1,808      $3,969

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies

MORE INFORMATION ABOUT FUND INVESTMENTS



           6  PROSPECTUS

or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of 0.00%.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Chad Deakins, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Deakins has served as Vice President of Trusco since May 1996. He has managed the Fund since May 2000. He has more than 11 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                PROSPECTUS  9

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income annually.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      (This page intentionally left blank)

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Fund's 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Fund's 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
INTERNATIONAL EQUITY FUND
                                 2004               $ 9.43               $ 0.11              $ 1.69            $ 1.80
                                 2003                 6.92                 0.07(a)             2.50(a)           2.57
                                 2002                 8.55                 0.02               (1.61)            (1.59)
                                 2001                10.36                   --               (1.80)            (1.80)
                                 2000                13.93                 0.08               (0.58)            (0.50)


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
INTERNATIONAL EQUITY FUND
                                      $(0.17)            $   --             $(0.17)
                                       (0.06)                --              (0.06)
                                          --              (0.04)             (0.04)
                                          --              (0.01)             (0.01)
                                          --              (3.07)             (3.07)

  * Total return would have been (18.70)% without the payment by affiliate. During the fiscal year ended December 31, 2002, the Fund was reimbursed by the Adviser for losses incurred of $5,807 due to the sale of shares in several registered investment companies which were inadvertently purchased in excess of the amount permitted under applicable Securities and Exchange Commission rules.

(a)  Amounts calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

Net Assets                  Net Assets,                           Ratio of Net      Ratio of Expenses to
  Value,                      End of         Ratio of Net      Investment Income     Average Net Assets    Portfolio
  End of        Total          Year          Expenses to         to Average Net      (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets         Assets         and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $11.06         19.35%       $ 6,243            1.60%                0.74%                 3.89%              65%
    9.43         37.31          6,920            1.60                 0.99                  3.91               75
    6.92        (18.58)*        6,230            1.60                 0.27                  2.59              115
    8.55        (17.40)         9,544            1.60                 0.25                  2.32               92
   10.36         (3.43)        11,972            1.60                 0.64                  2.08              126

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

FROM THE FUND'S WEBSITE: sticlassicfunds.com.

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                           INVESTMENT GRADE BOND FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Investment Grade Bond Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INVESTMENT ADVISER

 6               PORTFOLIO MANAGERS

 7               PURCHASING AND SELLING FUND SHARES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INVESTMENT GRADE BOND FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested
INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                                                      INVESTMENT GRADE BOND FUND



                                                                   PROSPECTUS  3

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1996                     2.29%
1997                     8.84%
1998                     9.38%
1999                    -1.67%
2000                     6.32%
2001                     9.20%
2002                     7.40%
2003                     3.51%
2004                     4.16%

      BEST QUARTER               WORST QUARTER
          5.32%                     -3.50%
        (9/30/98)                  (6/30/04)

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective.

                       1 YEAR   5 YEARS   SINCE INCEPTION*
Investment Grade Bond
Fund                   4.16%     6.10%         5.70%
Lehman Brothers U.S.
Government/ Credit
Index+                 4.19%     8.00%         6.94%
Lehman Brothers U.S.
Aggregate Bond Index+  4.34%     7.71%         6.89%
Lipper Intermediate
Investment-Grade Debt
Funds Objective+       3.87%     6.87%         6.06%

* The Fund's inception date is October 2, 1995. Index Returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury, and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

INVESTMENT GRADE BOND FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.74%
Other Expenses                                                0.45%
                                                              -----
Total Annual Fund Operating Expenses                          1.19%*

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Investment Grade Bond Fund                                     0.75%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS

 $121     $378      $654      $1,443

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK
The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISK
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for

MORE INFORMATION ABOUT FUND INVESTMENTS



           6  PROSPECTUS

custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of 0.30%.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Messrs. John Talty, CFA and Perry Troisi are primarily responsible for the day-to-day management of the Fund.

Mr. Talty has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the Fund since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 24 years of investment experience.

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

Mr. Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the Fund since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 18 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      (This page intentionally left blank)

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Fund's 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Fund's 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
INVESTMENT GRADE BOND FUND
                                 2004(a)            $10.27               $ 0.36              $ 0.06            $ 0.42
                                 2003                10.29                 0.34(b)             0.02(b)           0.36
                                 2002                10.05                 0.44                0.28              0.72
                                 2001                 9.69                 0.52                0.36              0.88
                                 2000                 9.73                 0.62               (0.04)             0.58


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
INVESTMENT GRADE BOND FUND
                                      $(0.35)            $   --             $(0.35)
                                       (0.38)                --              (0.38)
                                       (0.48)                --              (0.48)
                                       (0.52)                --              (0.52)
                                       (0.62)                --              (0.62)

(a) Effective January 1, 2004, the Investment Grade Bond Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology on December 31, 2004 was to increase net investment income to average net assets from 3.40% to 3.52%; to increase net investment income per share from $0.35 to $0.36; and, to decrease net realized and unrealized gains (losses) per share from $0.07 to $0.06. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(b)  Amounts calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

Net Assets                  Net Assets,                           Ratio of Net      Ratio of Expenses to
  Value,                      End of         Ratio of Net      Investment Income     Average Net Assets    Portfolio
  End of        Total          Year          Expenses to         to Average Net      (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets         Assets         and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $10.34          4.16%       $17,047            0.75%                3.52%                 1.19%             197%
   10.27          3.51         20,316            0.75                 3.66                  1.25              147
   10.29          7.40         23,126            0.75                 4.33                  1.28              144
   10.05          9.20         19,559            0.75                 5.15                  1.32              139
    9.69          6.32         16,890            0.75                 6.54                  1.26              123

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

FROM THE FUND'S WEBSITE: sticlassicfunds.com.

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                              MID-CAP EQUITY FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Mid-Cap Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INVESTMENT ADVISER

 6               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MID-CAP EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small-and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance.

In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                             MID-CAP EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1996                     16.05%
1997                     22.23%
1998                      7.16%
1999                     14.00%
2000                     -2.93%
2001                      2.72%
2002                    -28.45%
2003                     29.72%
2004                     16.82%

      BEST QUARTER               WORST QUARTER
         24.40%                     -19.81%
       (12/31/98)                  (9/30/01)

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap(R) Index.

                        1 YEAR   5 YEARS   SINCE INCEPTION*
Mid-Cap
Equity Fund             16.82%    1.57%          7.39%
Russell
Midcap(R) Index+        20.22%    7.59%         12.50%

* The Fund's inception date is October 2, 1995. Index Returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index measuring the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is flat-adjusted, market capitalization-weighted to ensure investable positions.

MID-CAP EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                      1.15%
Other Expenses                                                0.50%
                                                              -----
Total Annual Fund Operating Expenses                          1.65%*

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Mid-Cap Equity Fund                                            1.15%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS   5 YEARS   10 YEARS
 $168      $520      $897      $1,955

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies

MORE INFORMATION ABOUT FUND INVESTMENTS



           6  PROSPECTUS

or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of 0.65%.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Chad Deakins, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Deakins has served as Vice President of Trusco since May 1996. He has managed the Fund since February 2003. He has more than 11 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      (This page intentionally left blank)

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Fund's 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Fund's 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
MID-CAP EQUITY FUND
                                 2004               $10.23               $ 0.08              $ 1.63            $ 1.71
                                 2003                 7.93                 0.05(a)             2.30(a)           2.35
                                 2002                11.09                (0.04)              (3.11)            (3.15)
                                 2001                13.30                   --               (0.19)            (0.19)
                                 2000                15.20                (0.04)              (0.13)            (0.17)


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
MID-CAP EQUITY FUND
                                      $(0.07)            $   --             $(0.07)
                                       (0.05)                --              (0.05)
                                          --              (0.01)             (0.01)
                                          --              (2.02)             (2.02)
                                          --              (1.73)             (1.73)

(a)  Amounts calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

Net Assets                  Net Assets,                           Ratio of Net      Ratio of Expenses to
  Value,                      End of         Ratio of Net      Investment Income     Average Net Assets    Portfolio
  End of        Total          Year          Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $11.87         16.82%       $16,382            1.15%                0.71%                 1.65%              79%
   10.23         29.72         16,182            1.15                 0.60                  1.84              182
    7.93        (28.45)        13,962            1.15                (0.32)                 1.72               90
   11.09          2.72         21,938            1.15                 0.04                  1.66               93
   13.30         (2.93)        23,714            1.15                (0.18)                 1.56              106

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

FROM THE FUND'S WEBSITE: sticlassicfunds.com.

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                          SMALL CAP VALUE EQUITY FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Small Cap Value Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INVESTMENT ADVISER

 6               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SMALL CAP VALUE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1998                    -12.18%

1999                     -4.78%

2000                     16.37%

2001                     21.48%

2002                     -1.20%

2003                     38.44%

2004                     24.19%

      BEST QUARTER               WORST QUARTER
         19.34%                     -20.97%
        (6/30/99)                  (9/30/98)

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell 2000(R) Value Index.

                         1 YEAR   5 YEARS   SINCE INCEPTION*
Small Cap Value
Equity Fund              24.19%   19.15%          9.86%
Russell 2000(R)
Value Index+             22.25%   17.23%         11.15%

* The Fund's inception date is October 21, 1997. Index returns provided from October 31, 1997.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                      1.15%
Other Expenses                                                0.42%
                                                              -----
Total Annual Fund Operating Expenses                          1.57%*

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Small Cap Value Equity Fund                                    1.20%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS

 $160     $496      $855      $1,867

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies

MORE INFORMATION ABOUT FUND INVESTMENTS



           6  PROSPECTUS

or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of 0.78%.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Barner has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the Fund since it began operating in October 1997. He has more than 20 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      (This page intentionally left blank)

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Fund's 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Fund's 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
SMALL CAP VALUE EQUITY FUND
                                 2004               $14.80                $0.05(a)           $ 3.52(a)         $ 3.57
                                 2003                10.75                 0.07(a)             4.05(a)           4.12
                                 2002                10.94                 0.06               (0.19)            (0.13)
                                 2001                 9.12                 0.12                1.82              1.94
                                 2000                 7.97                 0.14                1.15              1.29


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
SMALL CAP VALUE EQUITY FUND
                                      $(0.04)              $--              $(0.04)
                                       (0.07)               --               (0.07)
                                       (0.06)               --               (0.06)
                                       (0.12)               --                0.12
                                       (0.14)               --               (0.14)

(a)  Amounts calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

Net Assets                  Net Assets,                           Ratio of Net      Ratio of Expenses to
  Value,                      End of         Ratio of Net      Investment Income     Average Net Assets    Portfolio
  End of        Total          Year          Expenses to           to Average        (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $18.33        24.19%        $25,960            1.20%                0.33%                 1.57%             52%
   14.80        38.44          20,381            1.20                 0.56                  1.79              27
   10.75        (1.20)         15,286            1.20                 0.55                  1.79              17
   10.94        21.48          13,775            1.20                 1.05                  1.91              55
    9.12        16.37          10,513            1.20                 1.69                  1.96              72

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

FROM THE FUND'S WEBSITE: sticlassicfunds.com.

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                            VALUE INCOME STOCK FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Value Income Stock Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:

 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 5               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INVESTMENT ADVISER

 6               PORTFOLIO MANAGER

 6               PURCHASING AND SELLING FUND SHARES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 15              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

VALUE INCOME STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Current income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                         VALUE INCOME STOCK FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.
This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1996                     18.64%
1997                     26.82%
1998                      9.69%
1999                     -3.00%
2000                     10.43%
2001                     -1.14%
2002                    -16.98%
2003                     23.12%
2004                     15.29%

      BEST QUARTER               WORST QUARTER
         14.80%                     -21.20%
        (6/30/03)                  (9/30/02)

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index.

                       1 YEAR   5 YEARS   SINCE INCEPTION**
Value Income Stock
Fund                   15.29%    5.17%          8.96%
S&P 500(R)/ BARRA
Value Index+           15.71%    2.48%         10.25%

* The Fund's inception date is October 2, 1995. Index returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

VALUE INCOME STOCK FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES
        This Table describes the fees and expenses that you may pay if you buy and hold fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                      0.80%
Other Expenses                                                0.31%
                                                              -----
Total Annual Fund Operating Expenses                          1.11%*

* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:

Value Income Stock Fund                                        0.95%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $113      $353       $612       $1,352

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

INVESTMENT ADVISER



           6  PROSPECTUS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of 0.64%.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Mills Riddick, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Riddick has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the Fund since October 1995. He has more than 22 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

                                              PURCHASING AND SELLING FUND SHARES



                                                                   PROSPECTUS  7

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.

Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Fund. Therefore, the Fund generally cannot detect short-term trading by individual Contract owners and relies in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Fund has adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.

As noted above, the Fund's ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Fund cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Fund and other long-term shareholders.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      (This page intentionally left blank)

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Fund's 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Fund's 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          12  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
VALUE INCOME STOCK FUND
                                 2004               $12.60                $0.19              $ 1.72            $ 1.91
                                 2003                10.39                 0.17(a)             2.21(a)           2.38
                                 2002                12.70                 0.16               (2.31)            (2.15)
                                 2001                13.06                 0.16               (0.32)            (0.16)
                                 2000                13.23                 0.26                0.98              1.24


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
VALUE INCOME STOCK FUND
                                      $(0.19)            $   --             $(0.19)
                                       (0.17)                --              (0.17)
                                       (0.16)*               --              (0.16)*
                                       (0.20)                --              (0.20)
                                       (0.26)             (1.15)             (1.41)

  *  Includes Return of Capital of $0.0049 per share.

(a)  Amounts calculated using the average shares method.


Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  13

Net Assets                  Net Assets,                             Ratio of        Ratio of Expenses to
  Value,                      End of         Ratio of Net        Net Investment      Average Net Assets    Portfolio
  End of        Total          Year          Expenses to           Income to         (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets   Average Net Assets   and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $14.32         15.29%       $47,013            0.95%                1.43%                 1.11%             85%
   12.60         23.12         45,484            0.95                 1.52                  1.19              54
   10.39        (16.98)        43,899            0.95                 1.37                  1.13              50
   12.70         (1.14)        63,102            0.95                 1.20                  1.12              73
   13.06         10.43         67,594            0.95                 2.01                  1.06              72

NOTES



          14  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  15

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

FROM THE FUND'S WEBSITE: sticlassicfunds.com.

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.